UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	March 6, 2002

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   14
Form 13F Information Table Value Total:	$141,164


FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
BARRETT RESOURCES               COM       068480201    6663      223,500    SOLE     223,500
CANADIAN NAT RES LTD	        COM 	136385101   14247	     537,400    SOLE     537,400
COFLEXIP				  SP ADR    192384105    4692       85,700    SOLE      85,700
CONOCO INC                      COM       208251504    4088      166,000    SOLE     166,000
ESENJAY EXPL INC                COM       296426109    1738      868,800    SOLE     868,800
EVERGREEN RES INC               COM       299900308    6942      286,995    SOLE     286,995
MALLON RES CORP                 COM       561240201    4537      756,200    SOLE     756,200
PENNACO ENERGY INC COM STK      COM       708046107   14996    1,095,600    SOLE   1,095,600
PENNACO ENERGY INC              COM       708046990   11545      843,500    SOLE     843,500
STOLT OFFSHORE S A              SP ADR    861567105    3132      223,700    SOLE     223,700
			              REG COM
SUNCOR ENERGY INC               COM       867229106    5364      123,700    SOLE     123,700
TALISMAN ENERGY INC             COM       87425E103   23497      822,659    SOLE     822,659
TESCO CORP                      COM       88157K101   34120    4,874,350    SOLE   4,874,350
USX MARATHON GROUP              COM       902905827    5603      215,000    SOLE     215,000
